Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax rates
Applicable tax rate	26.40%	26.40%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%
Solidarity surcharge	5.50%	5.50%	5.50%
Trade taxes	10.60%	10.60%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax	€ 5,600	€ 5,029	€ 4,872
Tax expense at applicable tax rate	1,478	1,327	1,286
Foreign tax rates	(147)	(403)	(107)
Changes in tax laws and tax rates	0	(212)	3
Non-deductible expenses	106	82	78
Tax exempt income	(38)	(95)	(106)
Withholding taxes	91	131	112
Research and development and foreign tax credits	(33)	(26)	(36)
Prior-year taxes	(17)	(26)	(30)
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	58	185	43
Other	13	20	(1)
Total income tax expense	€ 1,511	€ 983	€ 1,242
Effective tax rate (in %)	27.00%	19.50%	25.50%